Financing (Long-term Debt Narratives) (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended				3 Months Ended				3 Months Ended			6 Months Ended						12 Months Ended
	Feb. 05, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011 Promissory Note [Member]	Jun. 30, 2013 Promissory Note [Member]	Feb. 05, 2014 Malibu Boat LLC [Member]	Mar. 31, 2014 Revolving Credit [Member]	Jun. 30, 2013 Revolving Credit [Member]	Jul. 11, 2012 Revolving Credit [Member]	Sep. 30, 2013 Term Loan [Member]	Mar. 31, 2014 Term Loan [Member]	Jun. 30, 2013 Term Loan [Member]	Jul. 11, 2012 Term Loan [Member]	Sep. 30, 2016 Term Loan [Member] Scenario, Forecast [Member]	Sep. 30, 2015 Term Loan [Member] Scenario, Forecast [Member]	Sep. 30, 2014 Term Loan [Member] Scenario, Forecast [Member]	Mar. 30, 2018 Term Loan [Member] Scenario, Forecast [Member]	Mar. 31, 2014 Swing Line of Credit [Member]	Jun. 30, 2013 Swing Line of Credit [Member]	Mar. 31, 2014 Letter of Credit [Member]	Jun. 30, 2013 Letter of Credit [Member]	Jul. 11, 2012 Letter of Credit [Member]	Jun. 30, 2013 Revolving Credit Facility And Term Loan [Member]
Line of Credit Facility [Line Items]
Maturity date of debt instrument							2014-05
Effective interest rate								7.00%			6.50%													3.94%
Maximum borrowing capacity										$ 10,000,000	$ 10,000,000	$ 5,000,000		$ 65,000,000	$ 65,000,000	$ 28,500,000					$ 2,000,000	$ 2,000,000	$ 3,000,000	$ 3,000,000
Quarterly principal installments													813,000				2,032,000	1,625,000	1,219,000	2,438,000
Debt instrument maturity date																										Jul. 16, 2018
Amount outstanding										0	0										0	0	0	0	23,513,000
Repayments of long-term debt	$ 63,410,000	$ 88,575,000	$ 23,606,000	$ 26,155,000	$ 6,872,000	$ 6,154,000			$ 63,410,000